SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 – SUBSEQUENT EVENTS

On September 20, 2021, the Company entered into negotiation to acquire 100% interest in OTC Watch LLC in exchange for shares of Preferred B series stock. The transaction was canceled after due diligence.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GENBIO Inc., representing 19.99% ownership. The GENBIO transaction is being accounted for as an investment on our balance sheet. We will not consolidate GENBIO’s financial statements. GenBio Inc is a Biotechnology Company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance.

On January 1, 2022 we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Class A Member Interests in The Agrarian Group, LLC (“TAG”), a provider of digital management software and services for indoor agriculture and AgTech management. The TAG transaction is being accounted for as an investment on our balance sheet. We will not consolidate TAG’s financial statements.

Note 10 – SUBSEQUENT EVENTS

On August 4, 2021 a third-party lender converted $14,600 into 3,743,590 shares of common stock

On August 23 2021 a third-party lender converted $10,100 into 3,740,741 shares of common stock

On August 24, 2021 a third-party lender converted $7,449 into 2,979,564 shares of common stock

On August 27, 2021 a third-party lender converted $9,000 into 3,743,590 shares of common stock

On September 20, 2021, the Company entered into negotiation to acquire 100% interest in OTC Watch LLC in exchange for shares of Preferred B series stock. The transaction has since been canceled after due diligence.

On November 14, 2021, the Company issued 2,000 Series B Preferred Stock for Services.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GENBIO Inc., representing 19.99% ownership. The GENBIO transaction is being accounted for as an investment on our balance sheet. We will not consolidate GENBIO’s financial statements. GenBio Inc is a Biotechnology Company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance.

On January 1, 2022, we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Member Interests of The Agrarian Group, LLC (“TAG”) representing 19.99% ownership. The TAG transaction is being accounted for as an investment on our balance sheet.

Prior to the transactions above there was no common ownership in the companies. The Company did not have any ownership interest in GENBIO Inc. or TAG.